Accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2026
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities:

	June 30,	December 31,
	2026	2025

Accounts payable	$1,305	$1,440
Accrued liablities	779	732
VAT payable	9	96
	$2,093	$2,268